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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2010

Date of Reporting Period:	July 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—93.3%
	Alabama—0.9%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, 5.875%, 11/15/24, Ser. A	Baa2/NR	$2,247,000
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev.,
250	5.50%, 1/1/28	NR/NR	183,395
885	5.50%, 1/1/43	NR/NR	585,746
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	Baa2/BBB-	1,080,041

			4,096,182

	Alaska—1.2%
3,280	Boro of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32	Aa2/AAA	3,534,233
900	Industrial Dev. & Export Auth. Boys & Girls Home Rev., 6.00%, 12/1/36	NR/NR	579,978
2,400	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,279,176

			5,393,387

	Arizona—4.3%
5,000	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	4,401,800
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	NR/A+	1,916,402
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,747,927
4,150	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power, 6.375%, 9/1/29, Ser. A	Baa3/BBB-	4,015,374
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	Aa1/AA	4,961,700
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	3,145,296

			20,188,499

	Arkansas—0.4%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	Aa3/NR	1,974,295

	California—7.7%
3,000	Chula Vista Rev., 5.875%, 2/15/34, Ser. B	A1/A+	2,948,310
6,000	Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,003,020
2,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	1,902,040
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (FSA)	Aa3/AAA	3,968,003
5,000	Orange Cnty. Rev., 5.25%, 7/1/39, Ser. A	Aa3/AA-	4,768,050
	State, GO,
300	5.00%, 6/1/37	Baa1/A	273,957
4,200	6.00%, 4/1/38	Baa1/A	4,342,632
	Statewide Communities Dev. Auth. Rev.,
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	927,220
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	Aa2/AA	2,824,562
9,500	6.75%, 2/1/38	Aa2/AA	10,244,230

			36,202,024

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Colorado—0.5%
$500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	$316,005
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	487,800
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa3/AA-	1,553,730

			2,357,535

	Connecticut—0.2%
1,000	State Dev. Auth. Pollution Control Rev., Connecticut Light & Power Co., 5.85%, 9/1/28	Baa1/BBB	1,006,480

	District of Columbia—1.4%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	Aa3/A+	2,580,150
4,175	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	3,962,492

			6,542,642

	Florida—4.1%
905	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	537,977
4,000	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (i)	Aa3/AA	4,019,920
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	NR/BB	304,695
3,000	Miami-Dade Cnty. Rev., 5.50%, 10/1/36, Ser. A	A2/A-	2,929,500
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A	Aa2/AAA	1,262,488
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	Aa1/AAA	3,858,582
5,685	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	6,293,579

			19,206,741

	Georgia—0.3%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	1,593,946

	Hawaii—1.5%
6,935	City & Cnty. of Honolulu Sewer Rev., 5.00%, 7/1/23 (FGIC)(NPFGC)	A1/A	6,974,321

	Illinois—6.3%
	Chicago, GO,
5,000	5.00%, 1/1/34, Ser. C (i)	Aa3/AA-	4,916,700
2,935	5.375%, 1/1/34, Ser. A (FGIC)(NPFGC)	Aa3/AA-	2,936,732
10,115	Chicago Board of Education School Reform, GO, zero coupon, 12/1/31, Ser. A (FGIC)(NPFGC)	A1/AA-	2,423,453
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A	Aa2/AAA	1,227,612
190	Educational Facs. Auth. Rev., Univ. of Chicago, 5.25%, 7/1/41, Ser. A	Aa1/AA	191,260
	Finance Auth. Rev.,
400	OSF Healthcare Systems, 7.125%, 11/15/37, Ser. A	A2/A	420,784
10,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)	Aa1/AA	10,369,900
3,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)(NPFGC)	Aa2/AA+	3,789,718
1,900	Springfield Power Rev., 5.00%, 3/1/36	Aa3/AA-	1,850,866
1,495	Univ. Rev., 5.25%, 4/1/32, Ser. B (FGIC)(NPFGC)	Aa3/AA-	1,497,945

			29,624,970

	Indiana—0.5%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	A3/A	1,506,690
1,000	Municipal Power Agency Rev., 6.00%, 1/1/39, Ser. B	A1/A+	1,020,090

			2,526,780

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Iowa—1.6%
	Finance Auth. Rev.,
$4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37	NR/NR	$2,762,801
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	NR/NR	2,767,380
1,500	6.75%, 11/15/42	NR/NR	1,168,905
1,700	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A	NR/NR	766,241

			7,465,327

	Kansas—4.6%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	A1/A+	1,003,750
1,000	Lenexa City Center East, Tax Allocation, 6.00%, 4/1/27	NR/NR	762,200
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	440,713
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	4,909,250
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	14,547,326

			21,663,239

	Kentucky—0.7%
	Economic Dev. Finance Auth. Hospital Facs. Rev., Baptist Healthcare System, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,060,030
1,200	5.625%, 8/15/27	Aa3/NR	1,249,908
810	Economic Dev. Finance Auth. Rev., St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	810,024

			3,119,962

	Louisiana—5.5%
4,300	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/NR	3,668,803
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser.2001- B	Baa3/BBB	22,113,761

			25,782,564

	Massachusetts—0.4%
550	Dev. Finance Agcy. Rev., Linden Ponds, Inc., 5.75%, 11/15/35, Ser. A	NR/NR	351,015
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	1,508,850

			1,859,865

	Michigan—2.3%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (NPFGC)	Baa1/A	932,320
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,250,293
	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
50	5.25%, 11/15/35, Ser. M (NPFGC)	A1/A	40,180
1,500	8.25%, 9/1/39	A1/A	1,709,715
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13, Ser. A	Ba3/BB-	3,918,000
2,000	Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29, Ser. C	A3/A-	1,983,040

			10,833,548

	Minnesota—0.1%
95	Agricultural & Economic Dev. Board Rev., Health Care System, 6.375%, 11/15/29, Ser. A	A2/A	96,058
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	NR/NR	373,515

			469,573

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Missouri—0.2%
$1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	$748,430

	Nevada—3.6%
5,000	Clark Cnty., GO, 4.75%, 6/1/30 (FSA)	Aa1/AAA	4,649,550
12,185	Washoe Cnty., GO, 5.00%, 1/1/35 (NPFGC)	Aa2/AA	12,217,534

			16,867,084

	New Hampshire—0.7%
3,000	Business Finance Auth. Pollution Control Rev., Connecticut Light & Power Co., 5.85%, 12/1/22, Ser. A	Baa1/BBB	3,048,690

	New Jersey—4.8%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	Baa3/NR	12,647,841
2,000	Economic Dev. Auth. Rev., 5.50%, 12/15/34, Ser. Z	Aa2/AAA	2,084,520
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	753,190
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,007,260
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	4,905,901

			22,398,712

	New Mexico—0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22, Ser. A	Baa3/BB+	2,342,150

	New York—6.4%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
5,000	5.25%, 10/1/35	A1/A	4,728,050
3,000	5.50%, 10/1/37	A1/A	2,899,800
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	3,228,624
	New York City Municipal Water Finance Auth., Water & Sewer System Rev. (i),
13,000	5.00%, 6/15/26, Ser. E	Aa2/AAA	13,183,690
670	5.00%, 6/15/37, Ser. D	Aa2/AAA	665,967
3,000	New York City Municipal Water Finance Auth. Rev., Second Gen. Resolution, 5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	2,963,130
1,000	State Dormitory Auth. Rev., 5.00%, 3/15/38, Ser. A	NR/AAA	990,930
1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa3/BBB-	1,502,410

			30,162,601

	North Carolina—0.3%
570	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	574,412
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	NR/NR	961,815

			1,536,227

	Ohio—2.7%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	6,315,540
500	Cnty. of Montgomery Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/AA-	508,690

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Ohio (continued)
	Lorain Cnty. Hospital Rev., Catholic Healthcare, Ser. A,
$2,500	5.625%, 10/1/17	A1/AA-	$2,575,025
2,565	5.75%, 10/1/18	A1/AA-	2,637,846
500	State Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	509,980

			12,547,081

	Oregon—0.6%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	A2/BBB+	2,046,880
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	Aa3/AA-	609,096

			2,655,976

	Pennsylvania—5.7%
1,000	Allegheny Cnty. Industrial Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30	Baa1/BBB+	895,350
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	Aa2/AA	4,896,300
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,646,460
6,200	Higher Educational Facs. Auth. Rev., UPMC Health System, 6.00%, 1/15/31, Ser. A	Aa3/A+	6,329,332
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	NR/NR	699,608
85	6.375%, 7/1/30	NR/NR	77,388
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (FSA)	Aa3/AAA	6,906,760
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,620,758
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	486,740

			26,558,696

	Puerto Rico—0.7%
135	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/35, Ser. B	Baa3/BBB-	112,421
	Sales Tax Financing Corp. Rev., Ser. A,
32,550	zero coupon, 8/1/54 (AMBAC)	A1/AA-	1,745,657
29,200	zero coupon, 8/1/56	Aa3/AA-	1,375,028

			3,233,106

	Rhode Island—3.7%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	17,405,416

	South Carolina—1.5%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,518,060
2,000	5.50%, 10/1/26	A2/A	1,939,400
450	Jobs Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	327,488
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. A	Aa2/AA-	1,026,080

			6,811,028

	Tennessee—3.7%
940	Memphis Health Educational & Housing Fac. Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(d)	NR/NR	470,000
5,000	Metropolitan Gov’t Nashville & Davidson Cnty. Health & Educational Facs. Rev., Vanderbilt Univ., 5.00%, 10/1/39, Ser. B (i)	Aa2/AA	5,039,300

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Tennessee (continued)
	State Energy Acquisition Corp. Rev.,
$370	5.00%, 2/1/21, Ser. C	Baa1/A	$338,221
6,460	5.25%, 9/1/17, Ser. A	Ba3/BBB	6,334,999
600	5.25%, 9/1/21, Ser. A	Ba3/BBB	559,620
300	5.25%, 9/1/22, Ser. A	Ba3/BBB	276,510
5,000	5.25%, 9/1/24, Ser. A	Ba3/BBB	4,505,750

			17,524,400

	Texas—7.8%
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29, (PSF-GTD)	Aaa/AAA	3,800,000
1,200	Dallas Water Rev., 5.25%, 8/15/38	Aa2/AAA	1,199,976
20	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,340
285	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	292,396
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/25, Ser. A	A2/A	128,495
6,500	6.25%, 12/15/26, Ser. D	A2/A	6,338,280
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A3/A+	4,032,504
4,200	5.50%, 12/15/38	A3/A+	4,092,270
	North Texas Tollway Auth. Rev.,
6,050	5.625%, 1/1/33, Ser. A	A2/A-	5,953,018
600	5.75%, 1/1/33, Ser. F	A3/BBB+	581,226
6,500	State Municipal Gas Acquisition & Supply Corp. I Rev., 5.25%, 12/15/23, Ser. A	A2/A	5,676,580
400	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	290,100
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	4,124,440

			36,529,625

	Utah—1.5%
7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	NR/AA+	7,204,540

	Virginia—0.5%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,023,450
2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,506,780

			2,530,230

	Washington—1.1%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B	Aa2/AAA	704,172
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	265,575
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	1,740,300
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
275	5.25%, 1/1/17	NR/NR	233,698
3,600	5.625%, 1/1/38	NR/NR	2,347,488

			5,291,233

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Wisconsin—2.8%
	Health & Educational Facs. Auth. Rev.,
$2,230	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	NR/A	$2,106,592
500	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	514,380
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	10,573,000

			13,193,972

	Total Municipal Bonds & Notes (cost—$463,016,303)		437,471,077

VARIABLE RATE NOTES (a)(c)(f)—3.4%
	Illinois—1.5%
7,253	Cook Cnty., GO, 7.53%, 11/15/28, Ser. 458 (FGIC) (e)	Aa3/NR	7,269,398

	Texas—0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.761%, 2/1/17, Ser. 3480 (b)	NR/AA	1,004,790
	JPMorgan Chase Putters/Drivers Trust Rev.,
200	8.307%, 2/1/27, Ser. 3224	Aa1/NR	222,888
600	8.391%, 10/1/31, Ser. 3227	NR/AAA	672,252

			1,899,930

	Washington—1.5%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.198%, 8/1/28, Ser. 3388	NR/AA+	6,846,555

	Total Variable Rate Notes (cost—$15,300,739)		16,015,883

CORPORATE BONDS & NOTES (h)—2.2%
	Financial Services—2.2%
10,000	American General Finance Corp., 4.625%, 9/1/10	Baa2/BB+	7,716,160
4,500	CIT Group, Inc., 5.80%, 7/28/11	Ca/CC	2,535,579

	Total Corporate Bonds & Notes (cost—$10,699,534)		10,251,739

Shares
COMMON STOCK—0.0%
	Airlines—0.0%
457	Delta Air Lines, Inc. (g) (cost—$0)		3,167

SHORT-TERM INVESTMENTS—1.1%

Principal Amount (000)
Corporate Notes (h)—1.1%
	Financial Services—1.1%
$1,600	American General Finance Corp., 0.945%, 10/2/09, FRN	Baa2/BB+	1,488,040
4,400	CIT Group, Inc., 4.125%, 11/3/09	Ca/CC	2,603,242
	International Lease Finance Corp., FRN,
600	0.881%, 5/24/10	Baa2/BBB+	522,422
500	0.909%, 1/15/10	Baa2/BBB+	477,377

	Total Corporate Notes (cost—$6,763,055)		5,091,081

	Total Investments (cost—$495,779,631)—100.0%		$468,832,947

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $16,485,883, representing 3.52% of total investments.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2009.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

(g)	Non-income producing.

(h)	All or partial amount segregated as collateral for reverse repurchase agreements.

(i)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization Trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
ACA—insured by American Capital Access Holding Ltd.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond

GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
PSF—Public School Fund
Other Investments:
(A) The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended July 31, 2009 was $14,728,598 at a weighted average interest rate of 0.78%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2009 was $15,342,820. Open reverse repurchase agreements at July 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	7/2/09	8/4/09	$4,413,757	$4,411,000
	0.75%	7/6/09	8/6/09	4,041,188	4,039,000
	0.75%	7/20/09	8/6/09	4,581,145	4,580,000

					$13,030,000

Fair Value Measurements—The Fund has adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Fund has adopted FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for the asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in volume and level activity for the asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of July 31, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type.

		Level 2 —	Level 3 —
		Other Significant	Significant
	Level 1 —	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/09

Investments in Securities — Assets
Municipal Bonds & Notes	—	$437,471,077	—	$437,471,077
Variable Rate Notes	—	16,015,883	—	16,015,883
Corporate Bonds & Notes	—	10,251,739	—	10,251,739
Common Stock	$3,167	—	—	3,167
Short-Term Investments	—	5,091,081	—	5,091,081

Total Investments in Securities	$3,167	$468,829,780	—	$468,832,947

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund
By	/s/ Brian S. Shlissel
President & Chief Executive Officer Date: September 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer Date: September 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer Date: September 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer Date: September 25, 2009